Leases (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases Details Narrative
Rental expense for operating leases	$ 51	$ 0	$ 108
Early cancellation fee for leases	$ 8